Digital assets	6 Months Ended
Jun. 30, 2026
Digital assets [abstract]
Digital assets
6.	Digital assets

(a)	The changes in the digital assets balance for the following periods are as follows:

	January 1, 2026 Balance	Additions	Dispositions	Unrealized (loss) gain	June 30, 2026 Balance
	$	$	$	$	$
Bitcoin	2,287,611	3,379,191	(64,669)	(1,379,617)	4,222,516
Solana	1,336,507	670,000	—	(615,391)	1,391,116
ETH	54,749	—	—	(25,744)	29,005
XRP	—	154,000	—	(55,817)	98,183
SUI	22,683	—	—	(11,423)	11,260
LINK	113,890	85,000	—	(63,315)	135,575
	3,815,440	4,288,191	(64,669)	(2,151,307)	5,887,655

	January 1, 2025 Balance	Additions	Dispositions	Unrealized (loss) gain	December 31, 2025 Balance
	$	$	$	$	$
Bitcoin	356,877	2,827,102	(647,000)	(249,368)	2,287,611
Dogecoin	154,314	200,000	(401,000)	46,686	—
Solana	350,039	2,052,166	(661,503)	(404,195)	1,336,507
ETH	—	132,093	(47,000)	(30,344)	54,749
XRP	—	150,000	(150,000)	—	—
SUI	—	50,000	—	(27,317)	22,683
LINK	—	221,215	—	(107,325)	113,890
	861,230	5,632,576	(1,906,503)	(771,863)	3,815,440

Digital currency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions. Digital assets have a limited history, and the fair value historically has been very volatile. The Company may not be able to liquidate its inventory of digital assets currency at its desired price if required. The Company has recognized an unrealized loss in change in fair value of $906,364 and $2,151,307 for the three and six months ended June 30, 2026, respectively (2025 – unrealized gain of $913,625 and $194,798, respectively).

During the six months ended June 30, 2026, the Company invested an additional $4,288,191 in digital assets. The Company also sold $64,669 in digital assets for total gross proceeds of $68,980 and recognized a gain on sale of digital assets of $Nil and $4,311 for the three and six months ended June 30, 2026, respectively (2025 - $35,720 and $104,013, respectively).

The following table presents the Company’s digital assets, measured at fair value less and categorized into levels of the fair value hierarchy on the condensed consolidated interim statements of financial position as at the following:

As at June 30, 2026

		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	5,887,655	—

As at December 31, 2025

		Level 2	Level 3
Digital assets, at fair value	Level 1 Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	3,815,440	—